Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul 30, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	May 1, 2013
DREYFUS ACTIVE MIDCAP FUND | Class A
Risk/Return:
Trading Symbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND | Class C
Risk/Return:
Trading Symbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND | Class I
Risk/Return:
Trading Symbol	DNLRX

DREYFUS ACTIVE MIDCAP FUND
DREYFUS ACTIVE MIDCAP FUND
July 31, 2013
STRATEGIC FUNDS, INC. Dreyfus Active MidCap Fund
Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the last sentence in Principal Investment Strategy in the summary prospectus and Fund Summary - Principal Investment Strategy in the prospectus and the second paragraph in Fund Details - Goal and Approach in the prospectus:

The fund currently considers midsize companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be midsize companies.

Label	Element	Value
DREYFUS ACTIVE MIDCAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	July 31, 2013
STRATEGIC FUNDS, INC. Dreyfus Active MidCap Fund
Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS ACTIVE MIDCAP FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the last sentence in Principal Investment Strategy in the summary prospectus and Fund Summary - Principal Investment Strategy in the prospectus and the second paragraph in Fund Details - Goal and Approach in the prospectus:

The fund currently considers midsize companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be midsize companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013